Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Operating activities
Net income (loss) for the year	$ 100,184,184	$ (11,087,643)
Adjustments for items not involving cash:
Depreciation	185,623	275,163
Accretion	3,735	13,190
Financing costs	145,687	2,807
Equity losses of joint venture	1,142	5,063
Share-based compensation	3,013,479	2,624,526
Write-off of exploration and evaluation assets	0	10,091
Gains on remeasurement of investment in GRC	(123,652,731)	0
Share of loss in associate	2,930,523	0
Deferred income tax expense	9,011,367	0
Gain on settlement of litigation	(760,436)	0
Gain on disposal of equipment	0	(10,391)
Net unrealized foreign exchange loss	380,029	226,653
Net changes in non-cash working capital items:
Other receivables	(5,878)	7,844
Prepaid expenses and deposits	(553,182)	(253,710)
Accounts payable and accrued liabilities	1,209,501	712,831
Due to related parties	(9,220)	(113,945)
Cash used in operating activities	(7,916,177)	(7,587,521)
Investing activities
Investment in exploration and evaluation assets	(48,510)	(918,669)
Investment in royalty	(230,614)	0
Investment in joint venture	0	0
Purchase of equipment	(7,787)	(36,397)
Proceeds on disposal of equipment	0	10,391
Deconsolidation of cash held in GRC	(2,480,709)	0
Reclamation deposit	30,000	0
Restricted cash refund (deposit)	350,000	(350,000)
Cash used in investing activities	(2,387,620)	(1,294,675)
Financing activities
Proceeds from shares and warrants issued	1,131,594	7,459,636
Payment of lease liabilities	(114,213)	(101,922)
Proceeds from government loan	0	40,000
Net proceeds from margin loan	11,965,616	0
Proceeds from (repayment of) short-term credit facility	(350,000)	350,000
Proceeds from GRC private placement	137,428	3,584,717
Interest paid on short-term credit facility	(4,907)	0
Cash generated from financing activities	12,765,518	11,332,431
Effect of exchange rate changes on cash	3,498	264,969
Net increase in cash and cash equivalents	2,465,219	2,715,204
Beginning of year	9,193,089	6,477,885
End of year	$ 11,658,308	$ 9,193,089